REVENUE FROM CONTRACTS WITH CUSTOMERS AND COST OF SALES - Cost of sales (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
REVENUE FROM CONTRACTS WITH CUSTOMERS AND COST OF SALES
Personnel expenses	€ (17,545)	€ (16,690)	€ (16,221)
Material expenses	(21,821)	(35,767)	(34,274)
Depreciation/amortization	(5,209)	(4,904)	(4,147)
Other expenses	(4,217)	(6,488)	(7,079)
Total cost of sales	€ (48,791)	€ (63,849)	€ (61,721)